UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-00630
Van Kampen Enterprise Fund

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York 10036

(Address of principal executive offices) (Zip code)
Edward C. Wood III
522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-762-4000
Date of fiscal year end: 12/31
Date of reporting period: 9/30/09

Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:
Van Kampen Enterprise Fund
Portfolio of Investments ■ September 30, 2009 (Unaudited)

	Number of
Description	Shares	Value

Common Stocks 99.9%
Air Freight & Logistics 3.7%
C.H. Robinson Worldwide, Inc.	218,415	$12,613,466
Expeditors International of Washington, Inc.	490,732	17,249,230

		29,862,696

Application Software 3.7%
Adobe Systems, Inc. (a)	353,617	11,683,506
Salesforce.com, Inc. (a)	318,600	18,137,898

		29,821,404

Biotechnology 2.7%
Illumina, Inc. (a)	521,243	22,152,828

Casinos & Gaming 4.9%
Las Vegas Sands Corp. (a)	696,104	11,722,391
Wynn Resorts Ltd. (a)	402,737	28,550,026

		40,272,417

Communications Equipment 5.4%
Cisco Systems, Inc. (a)	884,864	20,829,698
QUALCOMM, Inc.	141,258	6,353,785
Research In Motion Ltd. (Canada) (a)	247,678	16,730,649

		43,914,132

Computer Hardware 6.5%
Apple, Inc. (a)	285,440	52,912,013

Construction Materials 2.7%
Cemex SAB de CV — ADR (Mexico) (a)	754,636	9,749,897
Martin Marietta Materials, Inc.	133,399	12,282,046

		22,031,943

Consumer Finance 4.5%
American Express Co.	498,220	16,889,658
Redecard SA (Brazil)	1,267,881	19,502,008

		36,391,666

Van Kampen Enterprise Fund
Portfolio of Investments ■ September 30, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Data Processing & Outsourced Services 3.9%
MasterCard, Inc., Class A	115,713	$23,391,383
Visa, Inc., Class A	125,276	8,657,824

		32,049,207

Department Stores 0.9%
Sears Holdings Corp. (a)	106,926	6,983,337

Distributors 3.0%
Li & Fung Ltd. (Bermuda)	6,118,000	24,669,196

Diversified Commercial & Professional Services 0.7%
Corporate Executive Board Co.	241,795	6,020,696

Electrical Components & Equipment 0.7%
First Solar, Inc. (a)	38,637	5,906,052

Fertilizers & Agricultural Chemicals 4.2%
Monsanto Co.	441,946	34,206,620

Health Care Equipment 1.4%
Intuitive Surgical, Inc. (a)	45,060	11,816,985

Health Care Supplies 0.6%
Gen-Probe, Inc. (a)	111,073	4,602,865

Human Resource & Employment Services 0.6%
Monster Worldwide, Inc. (a)	300,587	5,254,261

Internet Retail 6.7%
Amazon.com, Inc. (a)	586,206	54,728,192

Internet Software & Services 14.0%
Baidu, Inc. — ADR (Cayman Islands) (a)	52,809	20,650,960
eBay, Inc. (a)	610,172	14,406,161
Google, Inc., Class A (a)	100,012	49,590,950
Tencent Holdings Ltd. (Cayman Islands)	1,810,400	29,456,770

		114,104,841

Van Kampen Enterprise Fund
Portfolio of Investments ■ September 30, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Marine Ports & Services 1.3%
China Merchants Holdings International Co., Ltd. (China)	3,208,000	$10,638,073

Multi-Line Insurance 1.6%
Loews Corp.	380,951	13,047,572

Multi-Sector Holdings 2.5%
Leucadia National Corp. (a)	832,969	20,590,994

Oil & Gas Exploration & Production 5.8%
Range Resources Corp.	235,181	11,608,534
Ultra Petroleum Corp. (Canada) (a)	731,454	35,811,988

		47,420,522

Other Diversified Financial Services 2.6%
BM&F BOVESPA SA (Brazil)	2,852,965	21,031,679

Pharmaceuticals 1.4%
Allergan, Inc.	197,630	11,217,479

Property & Casualty Insurance 2.0%
Berkshire Hathaway, Inc., Class B (a)	5,009	16,644,907

Publishing 0.7%
McGraw-Hill Cos., Inc.	224,044	5,632,466

Real Estate Management & Development 4.1%
Brookfield Asset Management, Inc., Class A (Canada)	1,470,152	33,387,152

Restaurants 2.6%
Starbucks Corp. (a)	1,025,679	21,180,271

Specialized Finance 2.0%
CME Group, Inc.	51,613	15,906,610

Systems Software 0.9%
VMware, Inc., Class A (a)	174,448	7,007,576

Van Kampen Enterprise Fund
Portfolio of Investments ■ September 30, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Wireless Telecommunication Services 1.6%
America Movil SAB de CV — ADR (Mexico)	305,093	$13,372,226

Total Long-Term Investments 99.9% (Cost $561,458,398)		$814,778,878

Repurchase Agreements 0.3%
Banc of America Securities ($588,279 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.04%, dated 09/30/09, to be sold on 10/01/09 at $588,280)		588,279
JPMorgan Chase & Co. ($1,773,771 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.05%, dated 09/30/09, to be sold on 10/01/09 at $1,773,773)		1,773,771
State Street Bank & Trust Co. ($98,950 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 09/30/09, to be sold on 10/01/09 at $98,950)		98,950

Total Repurchase Agreements 0.3% (Cost $2,461,000)		2,461,000

Total Investments 100.2% (Cost $563,919,398)		817,239,878

Liabilities in Excess of Other Assets (0.2%)		(1,482,469)

Net Assets 100.0%		$815,757,409

Percentages are calculated as a percentage of net assets.

(a)	Non-income producing security.
ADR — American Depositary Receipt

Van Kampen Enterprise Fund
Portfolio of Investments ■ September 30, 2009 (Unaudited) continued
Security Valuation Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed securities and unlisted securities for which the last sale price is not available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.
Fair Value Measurements Financial Accounting Standards Board Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures (ASC 820) (formerly known as FAS 157), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ACS 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
Level 1 —	quoted prices in active markets for identical investments

Level 2 —	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s investments carried at value.

Van Kampen Enterprise Fund
Portfolio of Investments ■ September 30, 2009 (Unaudited) continued

	Level 1	Level 2	Level 3
		Other
		Significant	Significant
	Quoted	Observable	Unobservable
Investment	Prices	Inputs	Inputs	Total

Investments in an Asset Position:

Common Stocks

Air Freight & Logistics	$29,862,696	$—	$—	$29,862,696

Application Software	29,821,404	—	—	29,821,404

Biotechnology	22,152,828	—	—	22,152,828

Casinos & Gaming	40,272,417	—	—	40,272,417

Communications Equipment	43,914,132	—	—	43,914,132

Computer Hardware	52,912,013	—	—	52,912,013

Construction Materials	22,031,943	—	—	22,031,943

Consumer Finance	36,391,666	—	—	36,391,666

Data Processing & Outsourced Services	32,049,207	—	—	32,049,207

Department Stores	6,983,337	—	—	6,983,337

Distributors	24,669,196	—	—	24,669,196

Diversified Commercial & Professional Services	6,020,696	—	—	6,020,696

Electrical Components & Equipment	5,906,052	—	—	5,906,052

Fertilizers & Agricultural Chemicals	34,206,620	—	—	34,206,620

Health Care Equipment	11,816,985	—	—	11,816,985

Health Care Supplies	4,602,865	—	—	4,602,865

Human Resource & Employment Services	5,254,261	—	—	5,254,261

Internet Retail	54,728,192	—	—	54,728,192

Internet Software & Services	114,104,841	—	—	114,104,841

Marine Ports & Services	10,638,073	—	—	10,638,073

Van Kampen Enterprise Fund
Portfolio of Investments ■ September 30, 2009 (Unaudited) continued

	Level 1	Level 2	Level 3
		Other
		Significant	Significant
	Quoted	Observable	Unobservable
Investment	Prices	Inputs	Inputs	Total

Multi-Line Insurance	$13,047,572	$—	$—	$13,047,572

Multi-Sector Holdings	20,590,994	—	—	20,590,994

Oil & Gas Exploration & Production	47,420,522	—	—	47,420,522

Other Diversified Financial Services	21,031,679	—	—	21,031,679

Pharmaceuticals	11,217,479	—	—	11,217,479

Property & Casualty Insurance	16,644,907	—	—	16,644,907

Publishing	5,632,466	—	—	5,632,466

Real Estate Management & Development	33,387,152	—	—	33,387,152

Restaurants	21,180,271	—	—	21,180,271

Specialized Finance	15,906,610	—	—	15,906,610

Systems Software	7,007,576	—	—	7,007,576

Wireless Telecommunication Services	13,372,226	—	—	13,372,226

Repurchase Agreements	—	2,461,000	—	2,461,000

Total Investments in an Asset Position	$814,778,878	$2,461,000	$—	$817,239,878

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.
(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Van Kampen Enterprise Fund

By: Name:	/s/ Edward C. Wood III Edward C. Wood III
Title:	Principal Executive Officer
Date:	November 19, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: Name:	/s/ Edward C. Wood III Edward C. Wood III
Title:	Principal Executive Officer
Date:	November 19, 2009

By: Name:	/s/ Stuart N. Schuldt Stuart N. Schuldt
Title:	Principal Financial Officer
Date:	November 19, 2009